PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2013
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Schedule of components of other current assets which are included in the prepaid expenses and other current assets

	As of December 31,
	2012	2013

Receivable from processing agencies (1)	$7,633	$4,659
Deferred offering cost	1,188	—
Prepayment to suppliers	1,032	1,525
Interest receivable	—	721
Option exercise receivable	—	663
Rental deposits and prepaid rents	337	339
VAT recoverable	74	—
Staff advance	57	104
Others	241	879
Total	$10,562	$8,890

(1)           Receivables from processing agencies represented cash that had been received from customers but held by the processing agencies as of December 31, 2012 and 2013. The receivables were collected by the Group subsequent to the respective period end.